6. OTHER FINANCING RECEIVABLES, NET (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Financing Receivables Net Details 2
Provision for credit losses, beginning	¥ (144,359)	¥ (46,718)
Reclassification to accrued marketing expense	127,807	0
(Addition)/Reversal	6,241	(97,641)
Provision for credit losses, ending	¥ (10,311)	¥ (144,359)